Post-employment benefits - Benefit Obligation and Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	€ 882	€ (235)	€ (89)
GB
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	808	(177)	(72)
Rest of world
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	74	(58)	(17)
Benefit obligation
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	2,413	2,340
Service cost	18	26
Past service (credit)/cost	(2)	(23)
Interest costs on defined benefit obligation	(39)	(36)
Plan participants contribution	(28)	(59)
Actuarial loss/(gain) – experience	33	2
Actuarial loss/(gain) – demographic assumptions	2	(2)
Actuarial (gain)/loss – financial assumptions	(872)	(66)
Benefit payments	129	150
Administrative expenses	1	2
Acquisition of CCL	0	66
Currency translation adjustment	(65)	123
Net defined benefit liability (asset) at end of period	1,466	2,413	2,340
Benefit obligation | GB
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	1,739	1,733
Service cost	0	10
Past service (credit)/cost	0	(29)
Interest costs on defined benefit obligation	(32)	(31)
Plan participants contribution	0	0
Actuarial loss/(gain) – experience	26	1
Actuarial loss/(gain) – demographic assumptions	2	(1)
Actuarial (gain)/loss – financial assumptions	(740)	(60)
Benefit payments	57	69
Administrative expenses	0	1
Acquisition of CCL	0	0
Currency translation adjustment	(65)	122
Net defined benefit liability (asset) at end of period	937	1,739	1,733
Benefit obligation | Rest of world
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	674	607
Service cost	18	16
Past service (credit)/cost	(2)	6
Interest costs on defined benefit obligation	(7)	(5)
Plan participants contribution	(28)	(59)
Actuarial loss/(gain) – experience	7	1
Actuarial loss/(gain) – demographic assumptions	0	(1)
Actuarial (gain)/loss – financial assumptions	(132)	(6)
Benefit payments	72	81
Administrative expenses	1	1
Acquisition of CCL	0	66
Currency translation adjustment	0	1
Net defined benefit liability (asset) at end of period	529	674	607
Plan assets
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(2,504)	(2,132)
Interest costs on defined benefit obligation	40	34
Return on plan assets less/(greater) than discount rate	(882)	235
Plan participants contribution	28	59
Employer contributions	32	39
Benefit payments	(129)	(150)
Acquisition of CCL	0	(40)
Currency translation adjustment	69	(115)
Net defined benefit liability (asset) at end of period	(1,524)	(2,504)	(2,132)
Plan assets | GB
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(1,840)	(1,568)
Interest costs on defined benefit obligation	34	30
Return on plan assets less/(greater) than discount rate	(808)	177
Plan participants contribution	0	0
Employer contributions	11	19
Benefit payments	(57)	(69)
Acquisition of CCL	0	0
Currency translation adjustment	68	(115)
Net defined benefit liability (asset) at end of period	(952)	(1,840)	(1,568)
Plan assets | Rest of world
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(664)	(564)
Interest costs on defined benefit obligation	6	4
Return on plan assets less/(greater) than discount rate	(74)	58
Plan participants contribution	28	59
Employer contributions	21	20
Benefit payments	(72)	(81)
Acquisition of CCL	0	(40)
Currency translation adjustment	1	0
Net defined benefit liability (asset) at end of period	€ (572)	€ (664)	€ (564)